Retirement benefit obligations (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of defined benefit plans [abstract]
Summary of financial impact of plans	Financial impact of plans

As disclosed in the Group balance sheet	2021	2020
	$m	$m
Non-current asset	108	—
Non-current liability	(12)	(61)
Net asset/(liability)	96	(61)

	2021			2020
Analysis of Group balance sheet net asset/(liability)	UK	Non-UK	Total	UK	Non-UK	Total
	$m	$m	$m	$m	$m	$m
Fair value of plan assets	2,175	129	2,304	2,012	110	2,122
Present value of defined benefit obligations	(2,067)	(141)	(2,208)	(2,039)	(144)	(2,183)
Net asset/(liability)	108	(12)	96	(27)	(34)	(61)
The fair value of plan assets is as follows:

	2021			2020
	UK	Non-UK	Total	UK	Non-UK	Total
	$m	$m	$m	$m	$m	$m
On August 1	2,012	110	2,122	1,788	116	1,904
Interest income	31	3	34	39	3	42
Employers’ contributions	55	1	56	15	—	15
Benefit payments	(68)	(9)	(77)	(64)	(9)	(73)
Remeasurement gain:
Return on plan assets (excluding amounts included in net interest expense)	18	16	34	94	2	96
Exchange rate adjustment	127	8	135	140	(2)	138
At July 31	2,175	129	2,304	2,012	110	2,122
Actual return on plan assets	49	19	68	133	5	138

	2021			2020
	UK	Non-UK	Total	UK	Non-UK	Total
	$m	$m	$m	$m	$m	$m
On August 1	2,039	144	2,183	1,610	141	1,751
Current service costs (including administrative costs)	3	—	3	3	—	3
Interest cost	31	4	35	35	4	39
Benefit payments	(68)	(9)	(77)	(64)	(9)	(73)
Remeasurement (gain)/loss:
Actuarial (gain)/loss arising from changes in demographic assumptions	(22)	—	(22)	62	—	62
Actuarial (gain)/loss arising from changes in financial assumptions	(11)	(9)	(20)	202	9	211
Actuarial (gain)/loss arising from experience adjustments	(31)	—	(31)	57	1	58
Exchange rate adjustment	126	11	137	134	(2)	132
At July 31	2,067	141	2,208	2,039	144	2,183
An analysis of the present value of defined benefit obligations by funding status is shown below:

	2021	2020
	$m	$m
Amounts arising from wholly unfunded plans	3	3
Amounts arising from plans that are wholly or partly funded	2,205	2,180
Total present value of defined benefit obligations	2,208	2,183

Summary of expense recognized in Group income statement

Analysis of total expense recognized in the Group income statement	2021	2020	2019
	$m	$m	$m
Administrative costs	3	3	2
Settlement losses, past service costs and administrative costs	—	—	9
Charged to operating costs (note 9)	3	3	11
Charged/(credited) to finance costs (note 4)	2	(3)	(5)
Total expense recognized in the Group income statement	5	—	6

Summary of remeasurement of the defined benefit net liability included in Group statement comprehensive income
The remeasurement of the defined benefit net asset is included in the Group statement of comprehensive income.

Analysis of amount recognized in the Group statement of comprehensive income	2021	2020	2019
	$m	$m	$m
The return on plan assets (excluding amounts included in net interest expense)	34	96	134
Actuarial gain/(loss) arising from changes in demographic assumptions	22	(62)	38
Actuarial gain/(loss) arising from changes in financial assumptions	20	(211)	(210)
Actuarial gain/(loss) arising from experience adjustments	31	(58)	2
Remeasurement of retirement benefit plans	107	(235)	(36)
Tax (charge)/credit	(19)	44	6
Total amount recognized in the Group statement of comprehensive income	88	(191)	(30)

Summary of the fair value of plan assets
The plan assets were invested in a diversified portfolio comprised of:

	2021			2020
	UK	Non-UK	Total	UK	Non-UK	Total
	$m	$m	$m	$m	$m	$m
Equity type assets quoted	—	48	48	165	65	230
Government bonds quoted	492	40	532	566	23	589
Corporate bonds quoted	884	13	897	385	12	397
Cash	19	1	20	44	—	44
Insurance policies	602	—	602	609	—	609
Securitized fixed income assets	178	—	178	167	—	167
Other	—	27	27	76	10	86
Total fair value of assets	2,175	129	2,304	2,012	110	2,122

Summary of assumptions and sensitivity analysis
The financial assumptions used to estimate defined benefit obligations are:

	2021		2020
	UK	Non-UK	UK	Non-UK
	%	%	%	%
Discount rate	1.7	2.9	1.5	2.4
Inflation rate	3.1	2.0	2.9	2.0
Increase to deferred benefits during deferment	2.4	n/a	2.1	n/a
Increases to pensions in payment	3.0	2.0	2.6	2.0
Salary increases	2.4	n/a	2.1	2.5
The life expectancy assumptions used to estimate defined benefit obligations are:

	2021		2020
	UK	Non-UK	UK	Non-UK
	Years	Years	Years	Years
Current pensioners (at age 65)—male	22	22	22	22
Current pensioners (at age 65)—female	25	25	25	24
Future pensioners (at age 65)—male	23	23	23	23
Future pensioners (at age 65)—female	25	26	26	26
The sensitivity analyses below shows the (increase)/decrease in the Group’s defined benefit plan net asset/liability of reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

	2021			2020
	Change	UK	Non-UK	Change	UK	Non-UK
		$m	$m		$m	$m
Discount rate	+0.25%	85	4	+0.25%	88	5
	(0.25)%	(89)	(5)	(0.25)%	(96)	(5)
Inflation rate	+0.25%	(77)	—	+0.25%	(85)	—
	(0.25)%	78	3	(0.25)%	75	4
Life expectancy	1 year	(70)	(5)	1 year	(56)	(5)